Consolidated Statements Of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash on hand and in banks	$ 4,720	$ 5,632
Interest-earning deposits	34,117	30,072
Federal funds sold	11	3
Cash and cash equivalents	38,848	35,707
Securities available for sale; cost of $1,091,497 and $1,050,712	1,130,116	1,077,672
Loans receivable, net of allowance for loan losses of $6,537 and $6,547	648,921	640,887
Loans held for sale		80
Accrued interest receivable	9,227	9,607
Federal Home Loan Bank (FHLB) stock	21,256	26,097
Premises and equipment, net	15,071	13,882
Real estate acquired through foreclosure, net	3,883	1,083
Real estate held for investment	15,268	22,293
Goodwill	41,599	41,599
Intangible assets	554	895
Bank owned life insurance	30,802	30,098
Securities receivable	1,148	2,173
Prepaid expenses and other assets	8,098	11,794
Total assets	1,964,791	1,913,867
Liabilities and Stockholders' Equity
Deposits	1,156,410	1,012,645
FHLB advances	207,355	290,440
Repurchase agreements	343,000	363,000
Other borrowings	10,212	15,623
Junior subordinated notes	46,393	46,393
Advance payments by borrowers for taxes and insurance	2,519	2,441
Accounts payable for land development	2,634	3,409
Accrued expenses and other liabilities	17,193	12,563
Total liabilities	1,785,716	1,746,514
Stockholders' Equity:
Preferred stock, $.01 par value, 5,000,000 shares authorized; none issued
Common stock, $.01 par value, 30,000,000 shares authorized; 16,278,045 and 16,212,043 shares issued; 14,600,871 and 14,440,171 shares outstanding	163	138
Additional paid-in capital	102,667	102,229
Treasury stock, at cost; 1,677,174 and 1,771,872 shares	(19,537)	(20,412)
Unearned Employee Stock Ownership Plan (ESOP) shares	(4,184)
Retained earnings	80,231	70,605
Accumulated other comprehensive income, net	20,904	15,334
Total ESB Financial Corporation's stockholders' equity	180,244	167,894
Noncontrolling interest	(1,169)	(541)
Total stockholders' equity	179,075	167,353
Total liabilities and stockholders' equity	$ 1,964,791	$ 1,913,867